Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of Cash, Cash Equivalents and Restricted Cash - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash, Cash Equivalents and Restricted Cash [Abstract]
Cash held in banks	$ 813	$ 2,123
Bank deposits in U.S.$ with original maturities of three months or less (annual average interest rate 2022 - 3.95%)		47,822
Total cash and cash equivalents	813	49,945
Restricted cash – current – Prepaid expenses and other receivables	113	113
Restricted cash – noncurrent – Other assets	300	299
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 1,226	$ 50,357